Interim Condensed Consolidated Statement of Financial Position - USD ($) $ in Thousands		Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents		$ 22,141	$ 24,025
Pledged deposit		219
Trade accounts receivable		16,562	408
Other receivables and prepaid expenses		1,863	415
Inventory		1,831	1,227
Loan to an associate			1,265
Related party prepaid expenses		728	999
Financial assets at fair value through profit or loss		2,614	3,315
Current assets		45,958	31,654
NON-CURRENT ASSETS:
Property and equipment, net		407	77
Right-of-use assets, net		667
Investments accounted for using the equity method		13,407	17,240
Intangible assets		29,376	8,321
Deferred offering costs		863	836
Deferred tax asset		119
Financial assets at fair value through profit or loss		3,517	1,602
Non-current Assets		48,356	28,076
TOTAL ASSETS		94,314	59,730
CURRENT LIABILITIES:
Trade accounts payable		10,450	702
Short term loans		9,248	816
Short term related party loan		56	111
Current portion of long-term related party payable		520	506
Lease liabilities		158
Warrants at fair value		854	692
Contract liability		108	108
Liability to event producers		2,385	1,556
Related parties		474	616
Accrued expenses and other current liabilities		8,924	1,532
Current Liabilities		33,177	6,639
NON-CURRENT LIABILITIES:
Lease liabilities		536
Long-term loans		4,083
Loans from related parties		479	689
Long-term related party payable		580	711
Deferred tax liability		2,105	236
Retirement benefit obligation, net		165	22
Non-current liabilities		7,948	1,658
TOTAL LIABILITIES		41,125	8,297
SHAREHOLDERS’ EQUITY:
Share capital – ordinary shares with no par value: authorized – June 30, 2022 and December 31, 2021 – 200,000,000 shares; issued and outstanding – June 30, 2022 – 24,591,470 shares December 31, 2021 – 23,850,128 shares	[1]
Share premium		111,322	110,562
Other capital reserves		11,401	12,619
Warrants		197	197
Accumulated deficit		(77,778)	(74,188)
Equity attributable to owners of Medigus Ltd.		45,142	49,190
Non-controlling interests		8,047	2,243
TOTAL SHAREHOLDERS’ EQUITY		53,189	51,433
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 94,314	$ 59,730

[1]	Restated to reflect the reverse split at a ratio of 20:1 occurred on July 8, 2022 – see also note 8.